Employee benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2005
Statement [line items]
Contribution expense to the plan	$ 80,000	$ 68,000	$ 47,000
Percentage of wages contribution to employee				6.00%
Plan assets	4,500,000
Present value of the defined benefit obligations	(3,000,000)
Salary	115,626,000	125,813,000	142,564,000
Labour and social welfare	2,588,000	2,390,000	2,088,000
Defined contribution plans
Statement [line items]
Contribution expense to the plan	3,864,000	3,922,000	3,828,000
Other Foreign Subsidiaries Pension Expenses	$ 221,000	$ 221,000	$ 564,000